Segment Information Revenue per country - Offshore Vessels (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total revenues	$ 186,135	$ 100,716	$ 51,934
Offshore Support Vessels
Total revenues	0	5,018	21,112
Brazil | Offshore Support Vessels
Total revenues	0	5,018	19,312
Europe | Offshore Support Vessels
Total revenues	$ 0	$ 0	$ 1,800